Stock Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Compensation Plans
Stock Compensation Plans

Note 9: Stock Compensation Plans

The Company defers recognition of substantially all of the stock-based compensation expense related to stock options and non-vested restricted stock awards and units. Due to the nature of call rights associated with stock options, the Company will recognize expense related to most options only upon certain liquidity or employment termination events. The nature of the call rights associated with stock options creates a performance condition that is not considered probable until the occurrence of one of the events described above. The call rights create a performance condition as they allow the Company to repurchase options at the lesser of the fair value or the exercise price upon an option holder’s voluntary termination.

Stock-based compensation expense will be recognized related to certain restricted stock awards and units only upon a liquidity or employment termination event which triggers vesting. For the remaining awards that vest based solely on service conditions, expense is recognized over the requisite service period.

Under certain circumstances, the Company redeems common stock held by its employees on behalf of its Parent Company First Data Holding Inc. (“Holdings”).

Total stock-based compensation expense recognized in the “Selling, general and administrative” line item of the Consolidated Statements of Operations was as follows:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Total stock-based compensation expense (pretax)	$5.5	$3.6	$37.1	$10.9

During the nine months ended September 30, 2013, approximately $20 million of stock-based compensation expense was recognized as a result of granting an executive officer shares of common stock of Holdings and fully vested restricted stock units.

Stock Options

During the nine months ended September 30, 2013 time-based options were granted under the stock plan. The time-based options granted generally vest equally over a three to five year period.

As of September 30, 2013 there was approximately $178 million of total unrecognized compensation expense related to non-vested stock options. Approximately $3 million will be recognized over a period of approximately one year while approximately $175 million will only be recognized upon the occurrence of certain liquidity or employment termination events.

The fair value of Holdings stock options granted for the nine months ended September 30, 2013 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

Nine months ended September 30, 2013
Risk-free interest rate	1.38%
Dividend yield	—
Volatility	56.64%
Expected term (in years)	7
Fair value of stock	$3.50
Fair value of options	$1.99

A summary of Holdings stock option activity for the nine months ended September 30, 2013 is as follows:

(options in millions)	Options	Weighted-Average Exercise Price
Outstanding at January 1, 2013	77.6	$3.00
Granted	50.2	$3.50
Exercised	(5.5)	$3.00
Cancelled / Forfeited	(8.3)	$3.02
Outstanding at September 30, 2013	114.0	$3.22
Options exercisable as of September 30, 2013	30.3	$3.02

Restricted Stock Awards and Restricted Stock Units

Restricted stock awards were granted under the stock plan during the nine months ended September 30, 2013. As of September 30, 2013, there was approximately $58 million of total unrecognized compensation expense, net of estimated forfeitures, related to restricted stock. Approximately $4 million will be recognized over a period of approximately two years while approximately $54 million will only be recognized upon the occurrence of certain liquidity or employment termination events.

A summary of Holdings restricted stock award and restricted stock unit activity for the nine months ended September 30, 2013 is as follows:

(awards/units in millions)	Awards/Units	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2013	13.6	$3.00
Granted	9.6	$3.50
Vested	(3.1)	$3.23
Cancelled / Forfeited	(1.1)	$3.02
Non-vested at September 30, 2013	19.0	$3.21

Note 13: Stock Compensation Plans

        The Company's parent, Holdings, has a stock incentive plan for certain management employees of FDC and its affiliates ("stock plan"). The stock plan provides the opportunity for certain management employees to purchase shares in Holdings and then receive a number of options or restricted stock based on a multiple of their investment in such shares. The plan also allows for the Company to award shares and options to management employees. The participants of the stock plan enter into a management stockholders' agreement. Principal terms of the management stockholders' agreement include restrictions on transfers, lock ups, right of first refusal, registration rights, and a confidentiality, non-solicitation and non-compete covenant. The expense associated with this plan is recorded by FDC. The number of shares authorized under the stock plan is 119.5 million, 83 million of which are authorized for options.

        The participants of the stock plan have the right to require Holdings to repurchase the shares and options upon the employee's termination due to death or disability. The put rights expire one year after the termination event or upon a change in control. The repurchase price for the shares is their fair market value at the time of repurchase. The repurchase price for the options is their intrinsic value at the time of repurchase.

        Total stock-based compensation expense recognized in the "Selling, general and administrative" line item of the Consolidated Statements of Operations resulting from stock options, non-vested restricted stock awards and non-vested restricted stock units was as follows:

Year ended December 31, (in millions)	Amount
2012	$12.4
2011	17.6
2010	17.1

        The Company has a deferred compensation plan for non-employee directors that allows each of these directors to defer their annual compensation. The plan is unfunded. For purposes of determining the investment return on the deferred compensation, each director's account is treated as if credited with a number of shares of Holdings stock determined by dividing the deferred compensation amount by the first Board approved fair value of the stock during the year. The account balance will be paid in cash upon termination of Board service, certain liquidity events or other certain events at the fair value of the stock at the time of settlement. Due to the cash settlement provisions, the account balances are recorded as a liability and are adjusted to fair value quarterly. As of December 31, 2012, the balance of this liability was $0.8 million.

Stock Options

        During the years ended December 31, 2012, 2011 and 2010, time-based options were granted under the stock plan and during the years ended December 31, 2011 and 2010, performance-based options were granted under the stock plan. The time-based options and performance-based options have a contractual term of 10 years. Time-based options vest equally over a three to five year period from the date of issuance and performance-based options vest based upon the Company achieving certain EBITDA targets. The options also have certain accelerated vesting provisions that become effective upon a change in control, a qualified public offering, or certain termination events.

        In May 2010, the Company modified the terms of time-based options and substantially all performance-based options outstanding under the stock plan. The modifications only affected active employees as of the modification date. The exercise price on previously granted time-based options was reduced from $5 to $3. The Company is continuing to recognize expense on these options based on the original grant date fair value amortized over the remaining original vesting schedule. Subsequent to the modification, due to the nature of the call rights associated with the time-based options, which expire 180 days after certain employment termination events or the latter of September 24, 2012 or a qualified public offering, the incremental stock option fair value from the change in exercise price and the total fair value of time-based options issued since the modification date will only be recognized upon the occurrence of such events. Prior to the modifications, the call rights expired 180 days after certain employment termination events or the earlier of September 24, 2012 or a change in control. In addition, substantially all outstanding performance-based options were cancelled and reissued. The reissued performance-based options have an exercise price of $3 and a tiered vesting schedule that provides for vesting of 25%, 75% or 100% of the options if the Company achieves certain EBITDA targets in any fiscal year between January 1, 2010 and December 31, 2013. The performance-based options have the same call rights as the time-based options described above. Due to the call rights, the Company will only recognize expense on the performance-based options upon certain employment termination events or the latter of September 24, 2012 or a qualified public offering. In conjunction with the above noted modifications, stock plan participants also received a cash bonus payment in the second quarter of 2010 totaling $7.8 million.

        The nature of the call rights associated with stock options described above creates a performance condition that is not considered probable until the occurrence of one of the events described above. The call rights create a performance condition as they allow the Company to repurchase options at the lesser of the fair value or the exercise price upon an option holder's voluntary termination.

        As of December 31, 2012 there was approximately $99 million of total unrecognized compensation expense related to non-vested stock options. Approximately $5 million will be recognized over a period of approximately two years while approximately $94 million will only be recognized upon a qualified public offering or certain liquidity or employment termination events.

        During 2012, 2011, and 2010, Holdings paid $3.1 million, $2.9 million, and $21.9 million, respectively, to repurchase shares from employees that terminated employment with the Company.

        The fair value of Holdings stock options granted for the years ended December 31, 2012, 2011 and 2010 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions (excluding the effect of stock plan modifications):

	Year ended December 31,
	2012	2011	2010
Risk-free interest rate	1.45%	2.86%	3.03%
Dividend yield	—	—	—
Volatility	51.77%	54.65%	51.40%
Expected term (in years)	7	7	7
Fair value of stock(a)	$3.00	$3.00	$3.00
Fair value of options	$1.60	$1.73	$1.66
(a)
The fair value of the stock increased from $3.00 to $3.50 effective March 31, 2012.

        Risk-free interest rate—The risk-free rate for stock options granted during the period was determined by using a zero-coupon U.S. Treasury rate for the periods that coincided with the expected terms listed above.

        Expected dividend yield—No routine dividends are currently being paid by Holdings, or are expected to be paid in future periods.

        Expected volatility—As Holdings is a non-publicly traded company, the expected volatility is based on the historical volatilities of a group of guideline companies.

        Expected term—The Company estimated the expected term by considering the historical exercise and termination behavior of employees that participated in the Company's previous equity plans, the vesting conditions of options granted under the stock plan, as well as the impact of limited liquidity for common stock of a non-publicly traded company.

        Fair value of stock—The Company relied in part upon a third-party valuation firm in determining the fair value of Holdings stock. All key assumptions and valuations were determined by and are the responsibility of management.

        A summary of Holdings stock option activity for the year ended December 31, 2012 is as follows:

(options in millions)	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2012	73.0	$3.00
Granted	8.0	$3.00
Exercised	(0.4)	$3.50
Cancelled / Forfeited	(3.0)	$3.00

Outstanding as of December 31, 2012	77.6	$3.00	7 years

Options exercisable as of December 31, 2012	27.5	$3.00	6 years

        The total intrinsic value and amount paid related to stock options exercised during the twelve months ended December 31, 2012 was $0.2 million and no shares were exercised during 2011 or 2010.

Restricted Stock Awards and Restricted Stock Units

        Restricted stock awards were granted under the stock plan during 2012, 2011 and 2010. Grants were made as incentive awards. The restrictions on the awards granted subsequent to the modifications described above will lapse upon a qualified public offering, a change in control or certain employment termination or liquidity events. As such, the Company is not recognizing expense on awards granted subsequent to the modifications described above. The Company is continuing to recognize expense on the restricted stock awards granted prior to the modifications described above based on the original grant date fair value amortized over the remaining original vesting schedule. As of December 31, 2012 there was approximately $41 million of total unrecognized compensation expense related to restricted stock. Approximately $0.1 million will be recognized over a period of approximately two years with the remainder recognized upon the occurrence of certain liquidity or employment termination events.

        During 2012, 2011, and 2010, the Company paid $1.5 million, $0.5 million, and $2.5 million, respectively, to repurchase stock awards from employees that terminated employment with the Company.

        A summary of Holdings restricted stock award and restricted stock unit activity for the year ended December 31, 2012 is as follows:

(awards/units in millions)	Awards/Units	Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2012	10.9	$3.14
Granted	4.0	$3.00
Vested	(0.7)	$4.74
Cancelled / Forfeited	(0.6)	$3.16

Non-vested as of December 31, 2012	13.6	$3.00

        The total fair value of shares vested (measured as of the date of vesting) during the twelve months ended December 31, 2012, 2011 and 2010 was $2.5 million, $0.5 million, and $2.4 million, respectively.